Investments Held in Trust Account (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Level 1 [Member]
Assets:
Trust Account - U.S. Treasury Securities Money Market Fund	$ 53,246,222	$ 100,525,498